Rule 497(e)
Registration No. 033-11420
1940 Act File No. 811-04993

SUPPLEMENT DATED NOVEMBER 23, 2016
TO THE CLASS I PROSPECTUS AND THE CLASS N PROSPECTUS EACH DATED APRIL 30, 2016 AND
SUPPLEMENTED AUGUST 29, 2016 AND THE CLASS I AND CLASS N STATEMENT OF ADDITIONAL
INFORMATION DATED APRIL 30, 2016 AND SUPPLEMENTED AUGUST 29, 2016
OF

Nicholas Limited Edition, Inc.

THIS SUPPLEMENT UPDATES THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS AND STATEMENT OF
ADDITIONAL INFOMARTION FOR FUTURE REFERENCE.

The purpose of this supplement is to notify the shareholders of Nicholas Limited Edition, Inc. (the
“Fund”) that Mr. Neal Dihora has been named co-portfolio manager of the Fund. Mr. Dihora joined Nicholas as a senior research analyst in 2015, in addition to an earlier period with the firm from 2003-2005.

Before rejoining Nicholas Company in 2015, Neal was a senior equity analyst at Morningstar, covering the aerospace and defense sectors. Prior to Morningstar, Neal was a co-portfolio manager of the Wasatch Ultra Growth fund for three years starting in 2006, with a particular focus on the healthcare and retail areas.

Neal earned his B.B.A. and M.S. from the University of Wisconsin at Madison and is an alumnus of the school's Applied Security Analysis Program. He has earned the right to use the CFA designation.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS:

1. The paragraph under the “PORTFOLIO MANAGER” heading in the SUMMARY on page 3 of the Class I prospectus is revised and restated as follows:

Mr. David O. Nicholas is President, a Director and Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Nicholas has been Portfolio Manager of the Fund since 1993.
Mr. Neal Dihora has been Portfolio Manager of the Fund since November 2016.

2. The last two paragraphs of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 8 of the Class I prospectus as revised on restated in the Supplement dated August 29, 2016 are replaced with the following:

David O. Nicholas is the Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-
day management of the Fund's portfolio. He has been Portfolio Manager and primarily responsible for the day-to-
day management of the portfolio of the Fund since March 1993. David O. Nicholas also serves as Portfolio Manager or Lead Portfolio Manager to other funds managed by the Adviser. Mr. Nicholas is a Chartered Financial Analyst.

Neal Dihora has been Portfolio Manager of the Fund since November 2016. Mr. Dihora joined Nicholas as a senior research analyst in 2015, in addition to an earlier period with the firm from 2003 to 2005. Mr. Dihora is a
Chartered Financial Analyst.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

3. The paragraph under the “PORTFOLIO MANAGER” heading in the SUMMARY on page 7 of the Class N prospectus is revised and restated as follows:

Mr. David O. Nicholas is President, a Director and Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Nicholas has been Portfolio Manager of the Fund since 1993.
Mr. Neal Dihora has been Portfolio Manager of the Fund since November 2016.

4. The second paragraph in the subsection “Portfolio Management” in the section captioned “THE FUND'S INVESTMENT
ADVISER” on page 23 as revised on restated in the Supplement dated August 29, 2016 is replaced with the following:

Portfolio Management

Nicholas Limited Edition, Inc. Mr. David O. Nicholas is President, a Director and Lead Portfolio Manager of
the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. He has been Portfolio
Manager of the Portfolio since March 1993. Mr. Nicholas is President, Chief Executive Officer, Chief Investment
Officer and a Director of the Adviser, and has been employed by the Adviser since 1986. Mr. Nicholas also serves as Portfolio Manager or Lead Portfolio Manager to other funds managed by the Adviser. Mr. Nicholas is a
Chartered Financial Analyst. Neal Dihora has been Portfolio Manager of the Fund since November 2016. Mr.
Dihora joined Nicholas as a senior research analyst in 2015, in addition to an earlier period with the firm from 2003-
2005. Mr. Dihora is a Chartered Financial Analyst.

Part B: INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. The last paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 17 of the statement of additional information as revised on restated in the Supplement dated August 29, 2016 is replaced with the following:

David O. Nicholas, President and Lead Portfolio Manager of the Fund, is President, Chief Executive
Officer, Chief Investment Officer and a Director of the Adviser, and is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit.
David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is an
uncle of David O. Nicholas. Lynn S. Nicholas, Senior Vice President of the Fund, is Senior Vice President of the
Adviser. Lynn S. Nicholas is the sister of David O. Nicholas. Lawrence J. Pavelec, Senior Vice President and
Secretary of the Fund, is Senior Vice President, Secretary and Chief Operating Officer of the Adviser. Neal Dihora,
Portfolio Manager of the Fund, is a senior research analyst of the Adviser. Candace L. Lesak, Vice President of the
Fund, is an employee of the Adviser. Jennifer R. Kloehn, Senior Vice President, Treasurer and Chief Compliance
Officer of the Fund, is Senior Vice President, Treasurer, Chief Financial Officer and Chief Compliance Officer of
the Adviser. K. Thor Lundgren, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin, is a Director of the Adviser. Mr.
Lundgren is a partner with the law firm of Michael Best & Friedrich LLP, Milwaukee, Wisconsin, legal counsel to the Fund and the Adviser.

2. On page 17, in the entry for Mr. David O. Nicholas in the biographical table appearing in the section captioned “MANAGEMENT
– DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGER OF THE FUND” is
deleted in its entirety and replaced with the following entry and an entry has been added for Mr. Neal Dihora. The pertinent information in these two entries is as of November 23, 2016.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
INTERESTED
DIRECTOR
David O. Nicholas, 55	President,	(1), 12 years	President, Chief Executive	3	None
	Director		Officer (since August 2016),
	and Lead		Chief Investment Officer
	Portfolio		and Director, Nicholas
	Manager		Company, Inc., the Adviser
to the Fund and employed
by the Adviser since 1986.
He has been Lead Portfolio
Manager or Portfolio
Manager for, and primarily
responsible for the day-to-
day management of the
portfolios of the Fund and
Nicholas II, Inc. since
March 1993 and Portfolio
Manager of Nicholas Equity
Income Fund, Inc. and Lead
Portfolio Manager of
Nicholas Fund, Inc. since
August 2016. He served as
Associate Portfolio Manager
of Nicholas Fund, Inc. from
April 2011 to August 2016.
He is a Chartered Financial
Analyst.

OFFICERS
Neal Dihora, 40	Portfolio	Annual,	Portfolio Manager (since	N/A	N/A
	Manager	Since	November 2016) of the
		November	Fund and employed by
		2016	Nicholas Company, Inc.
since June 2015, in
addition to an earlier
period with the firm from
2003 to 2005. He was a
Senior Equity Analyst for
Morningstar from July 2010
to May 2015. He is a
Chartered Financial Analyst.

(1)	Until duly elected or re-elected at a subsequent annual meeting of the Fund.